Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Opening net book amount	¥ 5,205,228	¥ 4,313,477	¥ 5,621,814
Additions	3,142,502	3,897,130	2,621,209
Disposals	(416,896)	(443,806)	(527,300)
Disposal of subsidiaries		(67,871)	(134,829)
Depreciation charges	(2,228,671)	(2,459,041)	(3,210,081)
Impairment charges	(12,257)	(25,561)	(69,997)
Currency translation differences	(1,695)	(9,100)	12,661
Ending net book amount	5,688,211	5,205,228	4,313,477
Gross carrying amount
Property and equipment, net
Opening net book amount	14,039,159	15,405,739	17,810,635
Ending net book amount	13,874,001	14,039,159	15,405,739
Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(8,833,931)	(11,092,262)	(12,188,821)
Ending net book amount	(8,185,790)	(8,833,931)	(11,092,262)
Bikes and ebikes and related batteries
Property and equipment, net
Opening net book amount	2,262,350	1,926,385	2,941,792
Additions	18,954	267,704	328,330
Transfers	1,354,069	1,933,698	944,597
Disposals	(227,353)	(284,598)	(176,920)
Depreciation charges	(1,287,599)	(1,580,839)	(2,111,414)
Ending net book amount	2,120,421	2,262,350	1,926,385
Bikes and ebikes and related batteries | Gross carrying amount
Property and equipment, net
Opening net book amount	6,755,697	8,223,969	9,728,950
Ending net book amount	6,134,749	6,755,697	8,223,969
Bikes and ebikes and related batteries | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(4,493,347)	(6,297,584)	(6,787,158)
Ending net book amount	(4,014,328)	(4,493,347)	(6,297,584)
Computers and equipment
Property and equipment, net
Opening net book amount	2,127,303	1,379,735	1,439,997
Additions	1,218,095	1,347,459	486,897
Transfers	96,929	117,913	231,720
Disposals	(143,690)	(47,923)	(36,953)
Disposal of subsidiaries		(65,449)	(42,401)
Depreciation charges	(715,474)	(595,547)	(654,366)
Impairment charges		(4,891)	(53,057)
Currency translation differences	(3,760)	(3,994)	7,898
Ending net book amount	2,579,403	2,127,303	1,379,735
Computers and equipment | Gross carrying amount
Property and equipment, net
Opening net book amount	5,216,119	4,302,574	4,145,016
Ending net book amount	5,733,833	5,216,119	4,302,574
Computers and equipment | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(3,088,816)	(2,922,839)	(2,705,019)
Ending net book amount	(3,154,430)	(3,088,816)	(2,922,839)
Vehicles
Property and equipment, net
Opening net book amount	482,355	523,155	715,917
Transfers	222,322	211,595	321,270
Disposals	(40,307)	(103,198)	(254,639)
Disposal of subsidiaries		(2,243)	(17,916)
Depreciation charges	(131,855)	(146,850)	(241,245)
Impairment charges	(10,182)		(309)
Currency translation differences	(1)	(104)	77
Ending net book amount	522,332	482,355	523,155
Vehicles | Gross carrying amount
Property and equipment, net
Opening net book amount	1,215,891	1,923,551	3,022,763
Ending net book amount	1,009,483	1,215,891	1,923,551
Vehicles | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(733,536)	(1,400,396)	(2,306,846)
Ending net book amount	(487,151)	(733,536)	(1,400,396)
Leasehold improvement
Property and equipment, net
Opening net book amount	122,892	199,040	334,267
Additions	20,365	136	1,644
Transfers	102,230	91,007	70,836
Disposals	(3,089)	(7,120)	(11,351)
Disposal of subsidiaries			(1,076)
Depreciation charges	(91,457)	(135,243)	(200,130)
Impairment charges	(1,847)	(20,670)
Currency translation differences	1,627	(4,258)	4,850
Ending net book amount	150,721	122,892	199,040
Leasehold improvement | Gross carrying amount
Property and equipment, net
Opening net book amount	608,748	636,728	707,947
Ending net book amount	664,692	608,748	636,728
Leasehold improvement | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(485,856)	(437,688)	(373,680)
Ending net book amount	(513,971)	(485,856)	(437,688)
Assets under construction
Property and equipment, net
Opening net book amount	194,970	269,741	170,786
Additions	1,881,910	2,279,937	1,803,572
Transfers	(1,775,550)	(2,354,213)	(1,568,423)
Disposals	(1,770)		(46,097)
Disposal of subsidiaries			(73,429)
Impairment charges	(228)		(16,585)
Currency translation differences	354	(495)	(83)
Ending net book amount	299,686	194,970	269,741
Assets under construction | Gross carrying amount
Property and equipment, net
Opening net book amount	211,555	286,326	170,786
Ending net book amount	299,914	211,555	286,326
Assets under construction | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(16,585)	(16,585)
Ending net book amount	(228)	(16,585)	(16,585)
Others
Property and equipment, net
Opening net book amount	15,358	15,421	19,055
Additions	3,178	1,894	766
Disposals	(687)	(967)	(1,340)
Disposal of subsidiaries		(179)	(7)
Depreciation charges	(2,286)	(562)	(2,926)
Impairment charges			(46)
Currency translation differences	85	(249)	(81)
Ending net book amount	15,648	15,358	15,421
Others | Gross carrying amount
Property and equipment, net
Opening net book amount	31,149	32,591	35,173
Ending net book amount	31,330	31,149	32,591
Others | Accumulated depreciation and impairment
Property and equipment, net
Opening net book amount	(15,791)	(17,170)	(16,118)
Ending net book amount	¥ (15,682)	¥ (15,791)	¥ (17,170)